Share-based compensation - RSU - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares	7,629,599	6,060,842	2,720,091
Fair value of shares vested	¥ 22,661	¥ 11,504	¥ 2,478
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 39,525	¥ 60,892
Remaining weighted-average period for recognition of total unrecognized compensation cost	2 years 1 month 29 days	2 years 6 months 24 days
RSUs | Employee stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares	2,306,690
Fair value of shares vested	¥ 21,848
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to share-based compensation arrangements	¥ 40,601	¥ 0
Remaining weighted-average period for recognition of total unrecognized compensation cost	3 years 8 months 22 days	0 years